Mar. 01, 2018

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated January 10, 2019 to

PROSPECTUS DATED March 1, 2018,

As supplemented December 19, 2018

LIQUIDATION OF THE U.S. MID CAP EQUITY FUND: The following information relates to the liquidation of the U.S. Mid Cap Equity Fund (the “Fund”) and supplements the Prospectus listed above:

At a meeting held on January 9, 2019, the Board of Trustees of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trusts (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may redeem their Shares prior to the liquidation date. Effective at the close of business on January 10, 2019, the Fund will be closed to new shareholders. Effective at the close of business on May 14, 2019, the Fund will stop accepting orders from existing shareholders to purchase additional Shares.

The Fund currently expects to continue to pursue its investment objective until on or about May 14, 2019, at which time it will no longer engage in any business activities except for the purpose of winding up its business affairs and distributing its investment income, capital gains and remaining assets to shareholders. As a result, on or around May 14, 2019, the Fund expects to liquidate its holdings and the resulting cash will be deposited in a non-interest bearing account with the Fund’s custodian.

The Fund reserves the right to liquidate its holdings and cease to pursue its investment objective prior to May 14, 2019 if such action is determined to be in the interest of the Fund and its shareholders by RIM or an officer of RIC. During the period from January 9, 2019 through May 14, 2019, RIM may choose to no longer allocate the Fund’s assets to one or more of the money managers listed in the Fund’s Prospectus. Either of these events is likely to impact Fund performance.

Effective at the close of business on January 10, 2019, the Fund’s Class A and Class C Shares, as applicable, will discontinue payments of 12b-1 distribution fees to financial intermediaries. The Fund, and indirectly, its shareholders will bear the expenses of the liquidation, including transaction costs and any associated tax consequences.

The Plan provides for the liquidation of the Fund’s assets on or before May 22, 2019 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. The Fund may liquidate prior to May 22, 2019 in the event that all Shares are redeemed prior to the planned liquidation date. Prior to the liquidating distribution, the Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is May 20, 2019, based on Fund records as of the open of business on May 17, 2019.